Long-Term Debt and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt and Other Financial Liabilities
Schedule of amounts shown in the condensed consolidated balance sheets are analyzed

	Year Ended December 31,
Debt instruments	2024	2023
Long-term debt and other financial liabilities	322,891	420,642
Total debt	$322,891	$420,642
Less deferred financing fees	(2,174)	(1,058)
Total debt, net of deferred finance costs	$320,717	$419,584
Less current portion, net of deferred financing fees	$(43,644)	$(419,584)
Long-term debt, net of current portion and deferred financing fees	$277,073	$—

Schedule of annual principal payments

Year ending December 31,	Amount
2025	$44,167
2026	44,167
2027	44,167
2028	44,167
Thereafter	146,223
Total long-term debt and other financial liabilities	$322,891